NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Excluding 2007 Equity Incentive Plan) (Details) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Revenue Recognition
Marketing expense	$ 10,889	$ 50,622
Shipping and Handling Costs
Shipping and handling costs	51,943	63,726
Research and Development
Research and development	179,158	83,707
Advertising
Advertising expense	26,931	82,719
Net Earnings (Loss) per Share
Shares reserved for issuance to convertible note agreements	6,336,267
Share Based Compensation By Beneficiary [Line Items]
Share-based compensation expense	1,497,534	1,371,519
Employee, Director and Advisory Board [Member]
Share Based Compensation By Beneficiary [Line Items]
Share-based compensation expense	1,497,534	1,371,519
Share-based compensaion expense not yet recognized	1,752,879
Nonemployees [Member]
Share Based Compensation By Beneficiary [Line Items]
Share-based compensation expense	0	322,850
Share-based compensaion expense not yet recognized
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares considered antidilutive	8,097,840
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares considered antidilutive	1,883,700
Minimum [Member]
Property, equipment and improvements
Estimated useful life	3 years
Maximum [Member]
Property, equipment and improvements
Estimated useful life	7 years